Income Statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement
Turnover	R 275,738	R 201,910	R 190,367
Materials, energy and consumables used	(126,991)	(85,370)	(90,109)
Selling and distribution costs	(8,677)	(8,026)	(8,388)
Maintenance expenditure	(13,322)	(12,115)	(10,493)
Employee-related expenditure	(32,455)	(32,848)	(30,667)
Exploration expenditure and feasibility costs	(366)	(295)	(608)
Depreciation and amortisation	(14,073)	(17,644)	(22,327)
Other expenses and income	(31,468)	(6,589)	(27,376)
Translation gains/(losses)	693	5,510	(6,542)
Other operating expenses and income	(32,161)	(12,099)	(20,834)
Equity accounted profits/(losses), net of tax	3,128	814	(347)
Operating profit before remeasurement items	51,514	39,837	52
Remeasurement items affecting operating profit	9,903	(23,218)	(111,978)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	61,417	16,619	(111,926)
Finance income	1,020	856	922
Finance costs	(6,896)	(6,758)	(7,303)
Earnings/(loss) before tax	55,541	10,717	(118,307)
Taxation	(13,869)	(185)	26,390
Earnings/(loss) for the year	41,672	10,532	(91,917)
Attributable to
Owners of Sasol Limited	38,956	9,032	(91,754)
Non-controlling interests in subsidiaries	2,716	1,500	(163)
Earnings/(loss) for the year	R 41,672	R 10,532	R (91,917)
Per share information
Basic earnings/(loss) per share (in rand per share)	R 62.34	R 14.57	R (148.49)
Diluted earnings/(loss) per share (in rand per share)	R 61.36	R 14.39	R (148.49)